UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR
ASSET-BACKED SECURITIES
AMENDMENT NO. 1
Commission File Number of the issuing entity: 333-225949-07
Central Index Key Number of the issuing entity: 0001830316
Ford Credit Auto Owner Trust 2020-C
(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor: 333-225949
Central Index Key Number of the depositor: 0001129987
Ford Credit Auto Receivables Two LLC
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0000038009
Ford Motor Credit Company LLC
(Exact name of sponsor as specified in its charter)

Ryan M. Hershberger, Phone: 313-594-3495
(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM
Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).
Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

EXPLANATORY NOTE
This submission of electronic exhibits for asset-backed securities offerings on Form ABS-EE/A and the attached Exhibits 102 and 103 amend and restate in their entirety the submission of electronic exhibits for asset-backed securities offerings on Form ABS-EE and attached Exhibits 102 and 103 previously filed by the issuing entity with the U.S. Securities and Exchange Commission on December 17, 2020 with respect to Ford Credit Auto Owner Trust 2020-C (the "Original Report"). The Form ABS-EE related to the Original Report included an incorrect version of Exhibit 103. This submission of electronic exhibits for asset-backed securities offerings on Form ABS-EE/A corrects Exhibit 103. No other corrections to the Original Report are made by this submission of electronic exhibits for asset-backed securities offerings on Form ABS-EE/A or the attached Exhibit 102.

EXHIBIT INDEX

Exhibit	Description
102	Asset Data File
103	Asset Related Document (Additional Explanatory Disclosure)

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Ford Credit Auto Owner Trust 2020-C
(Issuing Entity)

Date: December 18, 2020	By: Ford Motor Credit Company LLC
(Servicer)

/s/ Ryan M. Hershberger
Name: Ryan M. Hershberger
Title: Assistant Treasurer